Intangible Assets	12 Months Ended
Apr. 30, 2021
Disclosure Of Intangible Assets [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

The intangible assets were acquired as a result of the acquisitions of U-Protein and IPA Europe and are amortized using the straight-line method over their useful lives.  The intellectual property has a useful life of 10 years, and the proprietary processes have a useful life of 5 years. The internally generated development costs commence amortization once the development process is ready to be used.  The changes in the value of the intangible assets during the years ended April 30, 2021 and 2020 are as follows:

(in thousands)	Internally Generated Development Costs	Intellectual Property	Proprietary Processes	Certifications	Total
	$	$	$	$	$
Cost:
Balance, April 30, 2019	—	4,145	7,740	140	12,025
Additions	114	—	—	—	114
Foreign exchange	1	14	25	—	40
Balance, April 30, 2020	115	4,159	7,765	140	12,179
Costs expensed	(80)	—	—	—	(80)
Foreign exchange	(2)	(70)	(130)	(2)	(204)
Balance, April 30, 2021	33	4,089	7,635	138	11,895

Accumulated Amortization:
Balance, April 30, 2019	—	636	1,163	—	1,799
Amortization	—	406	1,635	—	2,041
Foreign exchange	—	12	42	—	54
Balance, April 30, 2020	—	1,054	2,840	—	3,894
Amortization	1	421	1,647	—	2,069
Foreign exchange	—	(30)	(96)	—	(126)
Balance, April 30, 2021	1	1,445	4,391	—	5,837

Net Book Value:
April 30, 2020	115	3,105	4,925	140	8,285
April 30, 2021	32	2,644	3,244	138	6,058